DEFERRED REVENUE - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 CAD ($)	Dec. 31, 2023 CAD ($) lb	Dec. 31, 2022 CAD ($) lb
DEFERRED REVENUE
Upfront payment	$ 43,500,000
Discount rate	8.50%
Initial deferred revenue	$ 39,980,000
Toll milling revenue recognized		$ 1,855,000	$ 5,987,000
Milling production, by pound | lb		15,097,000	18,010,000
Increase in revenue		$ 1,948,000	$ 1,070,000
Ecora Arrangement
DEFERRED REVENUE
Payment to related party	$ 3,520,000